Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$680,147.71

Principal:
Principal Collections	$9,526,474.76
Prepayments in Full	$3,662,194.15
Liquidation Proceeds	$104,770.54
Recoveries	$46,971.50
Sub Total	$13,340,410.95
Collections	$14,020,558.66

Purchase Amounts:
Purchase Amounts Related to Principal	$274,316.64
Purchase Amounts Related to Interest	$1,579.19
Sub Total	$275,895.83

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,296,454.49

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	43
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$14,296,454.49
Servicing Fee	$158,007.60	$158,007.60	$0.00	$0.00	$14,138,446.89
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,138,446.89
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,138,446.89
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,138,446.89
Interest - Class A-4 Notes	$90,808.19	$90,808.19	$0.00	$0.00	$14,047,638.70
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,047,638.70
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$13,970,004.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,970,004.70
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$13,912,092.70
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,912,092.70
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$13,840,728.70
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,840,728.70
Regular Principal Payment	$12,490,131.73	$12,490,131.73	$0.00	$0.00	$1,350,596.97
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,350,596.97
Residuel Released to Depositor	$0.00	$1,350,596.97	$0.00	$0.00	$0.00
Total		$14,296,454.49

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,490,131.73
Total					$12,490,131.73
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,490,131.73	$48.71	$90,808.19	$0.35	$12,580,939.92	$49.06
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$12,490,131.73	$8.95	$297,718.19	$0.21	$12,787,849.92	$9.16

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$80,718,389.92	0.3147898	$68,228,258.19	0.2660801
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$176,478,389.92	0.1264643	$163,988,258.19	0.1175139

Pool Information
Weighted Average APR	4.182%	4.194%
Weighted Average Remaining Term	22.31	21.55
Number of Receivables Outstanding	21,245	20,576
Pool Balance	$189,609,122.99	$175,938,326.47
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$176,478,389.92	$163,988,258.19
Pool Factor	0.1272381	0.1180642

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$11,950,068.28
Targeted Overcollateralization Amount	$11,950,068.28
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$11,950,068.28

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	43

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		87	$103,040.43
(Recoveries)		104	$46,971.50
Net Losses for Current Collection Period			$56,068.93
Cumulative Net Losses Last Collection Period			$8,649,324.43
Cumulative Net Losses for all Collection Periods			$8,705,393.36

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.35%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.89%	451	$5,085,255.07
61-90 Days Delinquent	0.40%	62	$704,557.21
91-120 Days Delinquent	0.09%	11	$157,372.51
Over 120 Days Delinquent	0.67%	79	$1,181,694.71
Total Delinquent Receivables	4.05%	603	$7,128,879.50

Repossession Inventory:
Repossessed in the Current Collection Period		11	$133,943.50
Total Repossessed Inventory		13	$183,601.75

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7458%
Preceding Collection Period			0.5847%
Current Collection Period			0.3722%
Three Month Average			0.5676%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6106%
Preceding Collection Period			0.6778%
Current Collection Period			0.7387%
Three Month Average			0.6757%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer